CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Installment loans, measured at fair value	¥ 78,020	¥ 97,694
Investment in securities, measured at fair value	39,796	41,018
Available-for-sale debt securities, amortized Cost	3,403,138	3,174,036
Available-for-sale debt securities, allowance for credit losses	(3,505)	(670)
Other assets, measured at fair value	1,163	2,586
Policy liabilities and policy account balances, measured at fair value	¥ 138,027	¥ 136,257
Common stock, authorized	2,590,000,000	2,590,000,000
Common stock, shares issued	1,124,106,624	1,162,962,244
Treasury stock, shares	25,519,804	26,672,695
Officer's Compensation Board Incentive Plan
Treasury stock, shares	3,035,102	3,413,000